Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,092.70
Previously Paid Amount	0.91
Total Fee Amount	0.99
Total Offset Amount	0.00
Net Fee	$ 0.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A